Note 3 - Basis of Consolidation	12 Months Ended
Dec. 31, 2021
Notes To Financial Statements [Abstract]
Disclosure of basis of consolidation [text block]
3.	Basis of consolidation

The consolidated financial statements reflect the assets, liabilities and results of operations of Sono N.V. and its sole and wholly-owned subsidiary Sono Motors, over which Sono N.V. has control. Control over an entity exists when Sono N.V. is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Controlled subsidiaries are fully consolidated from the date on which control is transferred to Sono N.V.

The fiscal year of both Group entities corresponds to the calendar year ending December 31.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Sono Group are eliminated upon consolidation.

The assets and liabilities of both companies included in the consolidated financial statements are recognized in accordance with the uniform accounting policies used within the Sono Group.

The consolidation process involves adjusting the items in the separate financial statements of the parent and its subsidiary and presenting them as if they were those of a single economic entity. Intercompany profits or losses are eliminated in Group noncurrent assets. Deferred taxes, if any, are recognized for consolidation adjustments, and deferred tax assets and liabilities are offset where taxes are levied by the same tax authority and have the same maturity.